Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-19.64%
Activision Blizzard, Inc.	21,670	$1,722,332
Alphabet, Inc., Class A(b)	7,603	13,338,703
Alphabet, Inc., Class C(b)	7,352	12,944,960
Baidu, Inc., ADR (China)(b)	7,906	1,098,855
Charter Communications, Inc., Class A, (Acquired 10/12/2020 - 11/27/2020; Cost $3,741,802)(b)(c)	5,746	3,746,335
Comcast Corp., Class A	127,986	6,430,017
Electronic Arts, Inc.(b)	8,091	1,033,625
Facebook, Inc., Class A(b)	52,931	14,660,299
Fox Corp., Class A	9,655	278,450
Fox Corp., Class B	7,341	208,338
Liberty Global PLC, Class A (United Kingdom)(b)	5,119	115,280
Liberty Global PLC, Class C (United Kingdom)(b)	11,186	242,065
NetEase, Inc., ADR (China)	10,056	908,761
Netflix, Inc.(b)	12,365	6,067,505
Sirius XM Holdings, Inc.(d)	121,876	790,975
Take-Two Interactive Software, Inc.(b)	3,200	577,632
T-Mobile US, Inc.(b)	34,755	4,620,330
		68,784,462
Consumer Discretionary-19.53%
Amazon.com, Inc.(b)	11,037	34,965,657
Booking Holdings, Inc.(b)	1,148	2,328,661
Dollar Tree, Inc.(b)	6,648	726,227
eBay, Inc.	19,652	991,050
Expedia Group, Inc.	3,796	472,564
JD.com, Inc., ADR (China)(b)	25,754	2,198,104
lululemon athletica, inc.(b)	3,481	1,288,736
Marriott International, Inc., Class A	9,108	1,155,532
MercadoLibre, Inc. (Argentina)(b)	1,400	2,174,662
O’Reilly Automotive, Inc.(b)	2,068	914,966
Pinduoduo, Inc., ADR (China)(b)	8,084	1,122,140
Ross Stores, Inc.	9,990	1,074,125
Starbucks Corp.	32,815	3,216,526
Tesla, Inc.(b)	26,170	14,854,092
Trip.com Group Ltd., ADR (China)(b)	14,702	493,840
Ulta Beauty, Inc.(b)	1,599	440,365
		68,417,247
Consumer Staples-4.93%
Costco Wholesale Corp.	12,377	4,848,937
Keurig Dr Pepper, Inc.	39,523	1,203,475
Kraft Heinz Co. (The)	34,308	1,130,106
Mondelez International, Inc., Class A	40,114	2,304,549
Monster Beverage Corp.(b)	14,809	1,255,507
PepsiCo, Inc.	38,859	5,604,634
Walgreens Boots Alliance, Inc.	24,315	924,213
		17,271,421
Health Care-6.17%
Alexion Pharmaceuticals, Inc.(b)	6,169	753,297
Align Technology, Inc.(b)	2,221	1,068,945
Amgen, Inc.	16,456	3,653,890
Biogen, Inc.(b)	4,461	1,071,398
BioMarin Pharmaceutical, Inc.(b)	5,097	401,134
Cerner Corp.	8,571	641,454
DexCom, Inc.(b)	2,671	853,865
Gilead Sciences, Inc.	35,219	2,136,737
IDEXX Laboratories, Inc.(b)	2,373	1,093,906
Illumina, Inc.(b)	4,084	1,315,416
Incyte Corp.(b)	6,158	520,597
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	3,304	$2,398,869
Moderna, Inc.(b)	11,084	1,692,970
Regeneron Pharmaceuticals, Inc.(b)	2,924	1,508,872
Seagen, Inc.(b)	4,880	831,113
Vertex Pharmaceuticals, Inc.(b)	7,326	1,668,496
		21,610,959
Industrials-1.79%
Cintas Corp.	2,898	1,029,660
Copart, Inc.(b)	6,587	760,469
CSX Corp.	21,465	1,932,923
Fastenal Co.	16,124	797,332
PACCAR, Inc.	9,715	845,788
Verisk Analytics, Inc.	4,559	904,095
		6,270,267
Information Technology-47.25%
Adobe, Inc.(b)	13,457	6,438,771
Advanced Micro Devices, Inc.(b)	32,976	3,055,556
Analog Devices, Inc.	10,350	1,439,478
ANSYS, Inc.(b)	2,391	808,301
Apple, Inc.	376,435	44,814,587
Applied Materials, Inc.	25,643	2,115,035
ASML Holding N.V., New York Shares (Netherlands)	2,162	946,372
Autodesk, Inc.(b)	6,170	1,729,019
Automatic Data Processing, Inc.	12,058	2,096,645
Broadcom, Inc.	11,210	4,501,712
Cadence Design Systems, Inc.(b)	7,809	908,187
CDW Corp.	4,003	522,352
Check Point Software Technologies Ltd. (Israel)(b)	3,944	464,130
Cisco Systems, Inc.	118,548	5,099,935
Citrix Systems, Inc.	3,462	429,011
Cognizant Technology Solutions Corp., Class A	15,208	1,188,201
DocuSign, Inc.(b)	5,186	1,181,786
Fiserv, Inc.(b)	18,802	2,165,614
Intel Corp.	119,409	5,773,425
Intuit, Inc.	7,359	2,590,515
KLA Corp.	4,352	1,096,573
Lam Research Corp.	4,075	1,844,590
Maxim Integrated Products, Inc.	7,477	620,890
Microchip Technology, Inc.	6,814	915,733
Micron Technology, Inc.(b)	31,175	1,998,006
Microsoft Corp.	166,547	35,652,716
NVIDIA Corp.	17,332	9,290,992
NXP Semiconductors N.V. (Netherlands)	7,859	1,245,023
Paychex, Inc.	10,060	937,089
PayPal Holdings, Inc.(b)	32,958	7,056,967
QUALCOMM, Inc.	31,672	4,661,168
Skyworks Solutions, Inc.	4,672	659,546
Splunk, Inc.(b)	4,473	913,297
Synopsys, Inc.(b)	4,263	969,833
Texas Instruments, Inc.	25,707	4,145,254
VeriSign, Inc.(b)	3,212	644,713
Workday, Inc., Class A(b)	4,952	1,113,160
Xilinx, Inc.	6,857	998,036
Zoom Video Communications, Inc., Class A(b)	5,115	2,446,811
		165,479,029
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-0.61%
Exelon Corp.	27,360	$1,123,675
Xcel Energy, Inc.	14,759	994,166
		2,117,841
Total Common Stocks & Other Equity Interests (Cost $345,124,419)		349,951,226
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $116,120)	116,120	116,120
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $345,240,539)		350,067,346
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Private Government Fund, 0.02%(e)(f)(g)	332,446	$332,446
Invesco Private Prime Fund, 0.12%(e)(f)(g)	464,460	464,599
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $797,045)		797,045
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $346,037,584)		350,864,391
OTHER ASSETS LESS LIABILITIES-(0.18)%		(615,997)
NET ASSETS-100.00%		$350,248,394

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented 1.07% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$140,343	$(24,223)	$-	$-	$116,120	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	987,768	(655,322)	-	-	332,446	2*
Invesco Private Prime Fund	-	1,445,993	(981,394)	-	-	464,599	15*
Total	$-	$2,574,104	$(1,660,939)	$-	$-	$913,165	$17

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-11.24%
Discovery, Inc., Class A(b)	40,833	$1,098,816
Discovery, Inc., Class C(b)	86,901	2,087,362
DISH Network Corp., Class A(b)	73,290	2,628,913
Liberty Broadband Corp., Class C(b)	39,040	6,142,944
Liberty Media Corp.-Liberty Formula One, Class C(b)	51,306	2,143,565
News Corp., Class A	99,465	1,755,557
News Corp., Class B	51,303	913,707
Roku, Inc.(b)	27,153	7,971,306
Vodafone Group PLC, ADR (United Kingdom)	98,421	1,631,820
Yandex N.V., Class A (Russia)(b)	80,572	5,556,245
Zynga, Inc., Class A(b)	273,273	2,254,502
		34,184,737
Consumer Discretionary-10.68%
Columbia Sportswear Co.	16,752	1,372,491
Dunkin’ Brands Group, Inc.	20,940	2,226,760
Five Below, Inc.(b)	14,551	2,275,776
Garmin Ltd.	49,072	5,729,647
Gentex Corp.	62,820	2,047,932
Hasbro, Inc.	35,296	3,283,587
LKQ Corp.(b)	77,478	2,728,775
Newell Brands, Inc.	107,844	2,292,764
Pool Corp.	10,337	3,577,739
Tractor Supply Co.	29,631	4,172,341
Wynn Resorts Ltd.	27,530	2,766,765
		32,474,577
Consumer Staples-0.95%
Casey’s General Stores, Inc.	9,423	1,711,970
Pilgrim’s Pride Corp.(b)	61,776	1,166,949
		2,878,919
Energy-0.52%
Diamondback Energy, Inc.	39,789	1,589,968
Health Care-17.72%
ABIOMED, Inc.(b)	11,510	3,154,891
ACADIA Pharmaceuticals, Inc.(b)	39,789	2,254,445
Alnylam Pharmaceuticals, Inc.(b)	29,585	3,843,387
Amarin Corp. PLC, ADR (Ireland)(b)(c)	97,371	482,960
Bruker Corp.	38,739	1,960,581
DENTSPLY SIRONA, Inc.	55,491	2,823,937
Guardant Health, Inc.(b)	25,392	3,075,479
Henry Schein, Inc.(b)	36,613	2,354,582
Hologic, Inc.(b)	65,961	4,559,884
ICON PLC (Ireland)(b)	13,596	2,649,588
Insulet Corp.(b)	16,745	4,315,354
Ionis Pharmaceuticals, Inc.(b)	35,598	1,798,767
Jazz Pharmaceuticals PLC(b)	14,390	2,024,817
Masimo Corp.(b)	13,931	3,545,300
Neurocrine Biosciences, Inc.(b)	24,056	2,283,877
Novocure Ltd.(b)	26,069	3,275,570
PRA Health Sciences, Inc.(b)	16,553	1,857,247
Reata Pharmaceuticals, Inc., Class A(b)	7,329	1,119,505
Sage Therapeutics, Inc.(b)	13,584	1,006,438
Sanofi, ADR (France)	53,400	2,680,680
Sarepta Therapeutics, Inc.(b)	19,893	2,802,128
		53,869,417
Industrials-9.37%
C.H. Robinson Worldwide, Inc.	34,532	3,244,972
Expeditors International of Washington, Inc.	42,906	3,834,509
	Shares	Value
Industrials-(continued)
HD Supply Holdings, Inc.(b)	41,702	$2,326,137
J.B. Hunt Transport Services, Inc.	27,013	3,654,319
Lyft, Inc., Class A(b)	77,478	2,957,335
Middleby Corp. (The)(b)	14,541	1,977,431
Old Dominion Freight Line, Inc.	30,163	6,133,948
Ryanair Holdings PLC, ADR (Ireland)(b)	25,108	2,605,457
Woodward, Inc.	15,705	1,756,290
		28,490,398
Information Technology-47.11%
Akamai Technologies, Inc.(b)	41,764	4,322,992
Amdocs Ltd.	34,298	2,257,151
Aspen Technology, Inc.(b)	17,510	2,354,220
Atlassian Corp. PLC, Class A(b)	32,710	7,361,385
CDK Global, Inc.	31,366	1,502,431
Cognex Corp.	43,974	3,304,206
Coupa Software, Inc.(b)	16,969	5,581,274
Entegris, Inc.	34,526	3,197,798
Euronet Worldwide, Inc.(b)	13,590	1,827,040
F5 Networks, Inc.(b)	15,691	2,554,652
Flex Ltd.(b)	127,734	2,073,123
FLIR Systems, Inc.	33,504	1,281,193
Fortinet, Inc.(b)	41,607	5,127,231
IPG Photonics Corp.(b)	13,605	2,816,371
Jack Henry & Associates, Inc.	19,802	3,185,350
Marvell Technology Group Ltd.	171,662	7,946,234
MKS Instruments, Inc.	14,329	1,977,115
MongoDB, Inc.(b)	14,943	4,293,273
Monolithic Power Systems, Inc.	11,510	3,682,740
NortonLifeLock, Inc.	150,709	2,747,425
Okta, Inc.(b)	30,607	7,499,939
ON Semiconductor Corp.(b)	104,700	3,010,125
Open Text Corp. (Canada)	69,102	3,052,235
Pegasystems, Inc.	20,831	2,726,361
Proofpoint, Inc.(b)	14,658	1,516,956
PTC, Inc.(b)	29,623	3,194,841
Qorvo, Inc.(b)	29,297	4,590,254
Sabre Corp.	79,572	895,185
Seagate Technology PLC	65,854	3,872,874
SS&C Technologies Holdings, Inc.	65,927	4,541,711
StoneCo Ltd., Class A (Brazil)(b)	56,538	4,139,712
Teradyne, Inc.	42,679	4,709,201
Trade Desk, Inc. (The), Class A(b)	10,614	9,563,957
Trimble, Inc.(b)	63,846	3,822,460
Universal Display Corp.	12,249	2,805,511
Wix.com Ltd. (Israel)(b)	13,955	3,564,526
Zebra Technologies Corp., Class A(b)	13,609	5,149,918
Zscaler, Inc.(b)	33,326	5,190,524
		143,239,494
Materials-1.25%
Royal Gold, Inc.	16,752	1,850,594
Steel Dynamics, Inc.	53,397	1,933,505
		3,784,099
Utilities-1.10%
Alliant Energy Corp.	63,827	3,357,300
Total Common Stocks & Other Equity Interests (Cost $283,292,819)		303,868,909
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $87,146)	87,146	$87,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $283,379,965)		303,956,055
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,750	4,750
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	7,123	$7,125
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,875)		11,875
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $283,391,840)		303,967,930
OTHER ASSETS LESS LIABILITIES-0.03%		86,202
NET ASSETS-100.00%		$304,054,132

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$87,214	$(68)	$-	$-	$87,146	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	778,518	(773,768)	-	-	4,750	5*
Invesco Private Prime Fund	-	1,154,368	(1,147,243)	-	-	7,125	25*
Total	$-	$2,020,100	$(1,921,079)	$-	$-	$99,021	$30

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$349,951,226	$-	$-	$349,951,226
Money Market Funds	116,120	797,045	-	913,165
Total Investments	$350,067,346	$797,045	$-	$350,864,391
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$303,868,909	$-	$-	$303,868,909
Money Market Funds	87,146	11,875	-	99,021
Total Investments	$303,956,055	$11,875	$-	$303,967,930
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.